UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5396

        Credit Suisse Mid-Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse Mid-Cap Growth Fund
Schedule of Investments
July 31, 2005 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (95.4%)
Aerospace & Defense (6.2%)
Alliant Techsystems, Inc.*§	68,700	$5,015,100
L-3 Communications Holdings, Inc.	111,400	8,714,822
Precision Castparts Corp.	86,700	7,801,266

		21,531,188

Banks (2.8%)
Hudson City Bancorp, Inc.	374,100	4,425,603
Mellon Financial Corp.	170,600	5,196,476

		9,622,079

Beverages (0.7%)
Constellation Brands, Inc. Class A*	85,400	2,339,960

Biotechnology (5.9%)
Amylin Pharmaceuticals, Inc.*§	99,200	1,851,072
Charles River Laboratories International, Inc.	87,100	4,241,770
Genzyme Corp.*	70,800	5,268,228
Martek Biosciences Corp.*§	84,100	3,665,919
Neurocrine Biosciences, Inc.*§	45,600	2,260,848
Protein Design Labs, Inc.*§	135,100	3,078,929

		20,366,766

Chemicals (3.8%)
Chemtura Corp.§	381,000	5,996,940
Monsanto Co.	104,500	7,040,165

		13,037,105

Commercial Services & Supplies (2.4%)
Alliance Data Systems Corp.*	120,000	5,108,400
Corporate Executive Board Co.	41,800	3,372,424

		8,480,824

Communications Equipment (2.2%)
ADC Telecommunications, Inc.*	131,200	3,429,568
Comverse Technology, Inc.*	172,500	4,362,525

		7,792,093

Computers & Peripherals (3.9%)
Avid Technology, Inc.*§	120,100	4,942,115
NCR Corp.*	199,600	6,928,116
Network Appliance, Inc.*	58,600	1,494,886

		13,365,117

Electronic Equipment & Instruments (4.2%)
Broadcom Corp. Class A*	186,600	7,980,882
Roper Industries, Inc.	84,000	6,447,000

		14,427,882

Energy Equipment & Services (2.5%)
National Oilwell Varco, Inc.*§	103,300	5,407,755
Smith International, Inc.	46,500	3,159,210

		8,566,965

	Number of
	Shares	Value

COMMON STOCKS
Food Products (2.0%)
Campbell Soup Co.	219,100	$6,759,235

Healthcare Equipment & Supplies (3.4%)
Beckman Coulter, Inc.	52,600	2,858,284
Dade Behring Holdings, Inc.	29,500	2,236,100
Varian Medical Systems, Inc.*	173,300	6,803,758

		11,898,142

Healthcare Providers & Services (4.2%)
AMERIGROUP Corp.*	186,300	6,455,295
Covance, Inc.*	53,900	2,670,745
LifePoint Hospitals, Inc.*	113,600	5,311,936

		14,437,976

Hotels, Restaurants & Leisure (6.5%)
Harrah’s Entertainment, Inc.	68,400	5,385,816
MGM Mirage, Inc.*§	150,300	6,831,135
Starwood Hotels & Resorts Worldwide, Inc.	164,700	10,428,804

		22,645,755

Household Durables (2.5%)
Dolby Laboratories, Inc. Class A*	50,700	964,821
Snap-on, Inc.§	210,400	7,717,472

		8,682,293

Insurance (2.2%)
Genworth Financial, Inc. Class A	239,300	7,504,448

Internet Software & Services (2.7%)
CNET Networks, Inc.*§	247,500	3,168,000
VeriSign, Inc.*	236,700	6,227,577

		9,395,577

IT Consulting & Services (2.5%)
CACI International, Inc. Class A*	30,900	2,032,911
NAVTEQ Corp.*	153,200	6,736,204

		8,769,115

Leisure Equipment & Products (2.3%)
SCP Pool Corp.§	221,800	8,082,392

Media (4.9%)
E.W. Scripps Co. Class A§	53,900	2,723,567
Getty Images, Inc.*§	106,300	8,583,725
XM Satellite Radio Holdings, Inc. Class A*§	163,900	5,839,757

		17,147,049

Oil & Gas (4.5%)
Forest Oil Corp.*	99,100	4,435,716
Newfield Exploration Co.	148,800	6,322,512
W&T Offshore, Inc.	90,200	2,515,678
XTO Energy, Inc.	69,200	2,428,228

		15,702,134

Personal Products (1.0%)
Alberto-Culver Co.	74,000	3,338,880

	Number of
	Shares	Value

COMMON STOCKS
Pharmaceuticals (4.4%)
Medco Health Solutions, Inc.*	55,800	$2,702,952
Medicis Pharmaceutical Corp. Class A	53,800	1,824,896
Sepracor, Inc.*	91,500	4,790,025
Taro Pharmaceutical Industries, Ltd.*	247,700	5,818,473

		15,136,346

Semiconductor Equipment & Products (4.2%)
FormFactor, Inc.*§	108,800	2,844,032
International Rectifier Corp.*	33,100	1,557,355
Maxim Integrated Products, Inc.	68,200	2,855,534
Tessera Technologies, Inc.*§	143,800	5,050,256
Trident Microsystems, Inc.*§	69,400	2,265,216

		14,572,393

Software (5.3%)
Activision, Inc.*	313,200	6,370,488
Macromedia, Inc.*	296,000	11,884,400

		18,254,888

Specialty Retail (4.3%)
Office Depot, Inc.*	231,200	6,561,456
Williams-Sonoma, Inc.*	192,100	8,483,136

		15,044,592

Textiles & Apparel (1.9%)
Coach, Inc.*	190,300	6,681,433

Wireless Telecommunication Services (2.0%)
Crown Castle International Corp.*	325,200	7,076,352

TOTAL COMMON STOCKS (Cost $264,086,377)		330,658,979

PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*†† (Cost $7,000,000)	1,102,524	0

SHORT-TERM INVESTMENTS (17.9%)
State Street Navigator Prime Fund§§	45,951,639	45,951,639

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 2.350%, 8/01/05	$15,858	15,858,000

TOTAL SHORT-TERM INVESTMENTS (Cost $61,809,639)		61,809,639

TOTAL INVESTMENTS AT VALUE (113.3%) (Cost $332,896,016)		392,468,618

LIABILITIES IN EXCESS OF OTHER ASSETS (-13.3%)		(45,969,721)

NET ASSETS (100.0%)		$346,498,897

*	Non-income producing security.
††	Restricted security; not readily marketable;security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $332,896,016, $71,282,537, $(11,709,935) and $59,572,602, respectively.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The fund does not have the right to demand that such securities be registered.

							Percentage
	Security	Number of	Acquisition		Fair	Value per	of Net Asset
Security	Description	Shares	Date	Cost	Value	Share	Value
Celletra Ltd Series C	Preferred Stock	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse Mid-Cap Growth Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005